Software technology development costs (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
Schedule of Expense of Development Costs

	2025	2024	2023
Opening total software technology development costs	$19,500,575	$16,055,557	$13,056,478

Software technology development during the year	4,559,227	3,445,018	2,999,079
Closing total software technology development costs	$24,059,802	$19,500,575	$16,055,557